Trade receivables (Policies)	12 Months Ended
Dec. 31, 2025
Trade Receivables
Trade receivables

Trade receivables correspond to amounts receivable for services provided in the ordinary course of activities. They are classified as current assets, except when the maturity is more than 12 months after the date of the statement of financial position, when they are classified as noncurrent.

Unbilled revenue represents services provided to customers for which meter readings have not yet been made. They are recognized based on monthly estimates calculated according to the historical average billing of the respective account.

Due to the characteristics of the Company's accounts receivable, which have (i) an insignificant financial component; (ii) no complexity; and (iii) low credit risk, the simplified expected credit loss approach was adopted, which consists of recognizing the expected credit loss over the total useful life of the asset.

The Company recognizes the allowance for doubtful accounts in an amount considered sufficient by Management to cover probable losses, based on the analysis of trade receivables and in accordance with the accounting policy.

The methodology for estimating the allowance for doubtful accounts consisted of using an estimate calculated based on the average default observed in the last 36 months, by maturity range, in addition to estimating the recovery of overdue credits over 360 days, based on the history observed in the last 3 years. In addition, it considered for estimation purposes the category of private and public customers and segregated the accounts receivable between the normal consumption accounts and the agreements. The Company performed correlation analyses of the macroeconomic indicators Gross Domestic Product (GDP), Unemployment Rate and Extended National Consumer Price Index (IPCA) and its default history, and did not identify relevant impacts in the estimation of allowance for doubtful accounts.

The methodology to determine such losses requires significant estimates, considering a variety of factors, including the evaluation of the receipt history, current economic trends, maturity of the accounts receivable portfolio and expectations of future losses. Although the Company believes that the assumptions used are reasonable, the actual results may be different.